Private Placement (Details) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement (Details) [Line Items]
Gross proceeds of private placement (in Dollars)		$ 9,400,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)	5,666,667
Private Placement [Member]
Private Placement (Details) [Line Items]
Gross proceeds of private placement (in Dollars)	$ 8,500,000	$ (9,400,000)
Private Placement [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)	6,266,667	6,266,667
Warrants purchase price	$ 1.5	$ 1.5
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Gross proceeds of private placement (in Dollars)	$ 9,400,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrants purchase price	$ 11.5	$ 11.5